T. ROWE PRICE Retirement 2010 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 52.4%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  525,398 100,463 58,645 120,168,890 564,794
New Income Fund  505,798 75,869 59,655 66,716,113 541,067
International Bond Fund (USD
Hedged)  196,819 19,733 2 2,646 22,876,686 197,426
Dynamic Global Bond Fund  117,623 15,908 15,054 15,524,480 116,278
Emerging Markets Bond Fund  101,895 11,726 12,033 11,237,528 112,263
High Yield Fund  90,643 5,951 9,626 14,762,263 88,131
U.S. Treasury Long-Term Index
Fund  93,856 4,210 26,138 11,400,511 84,478
Dynamic Credit Fund  44,059 7,522 5,327 5,264,883 46,278
Floating Rate Fund  29,768 2,578 3,212 3,158,899 28,588
Total Bond Funds (Cost $1,869,569) 1,779,303
EQUITY FUNDS 44.7%
T. Rowe Price Funds:
Value Fund  213,368 12,439 19,700 4,402,837 232,514
Growth Stock Fund  202,607 36,979 22,970 1,985,384 205,586
Hedged Equity Fund  152,662 10,064 16,703 11,382,297 151,498
International Value Equity Fund  124,094 4,918 21,150 4,745,860 126,335
U.S. Large-Cap Core Fund  145,743 11,375 36,162 2,742,019 122,075
Overseas Stock Fund  108,488 3,748 13,010 6,385,968 113,670
Equity Index 500 Fund  102,122 34,639 23,481 630,182 112,689
Real Assets Fund  99,928 4,670 28,396 4,964,850 104,212
International Stock Fund  94,545 9,546 9,730 4,263,161 96,092
Emerging Markets Discovery Stock
Fund  39,648 2,484 8,529 2,265,707 47,263
Mid-Cap Value Fund  45,985 2,934 9,973 1,269,449 45,243
Emerging Markets Stock Fund  35,777 958 6,264 861,258 43,528
Mid-Cap Growth Fund  49,757 3,140 10,005 423,647 42,886
New Horizons Fund (3) 21,156 7,619 3,965 457,454 26,134
Small-Cap Value Fund  27,390 2,921 5,410 458,360 25,531
Small-Cap Stock Fund  23,793 1,949 2,998 395,692 24,644
Total Equity Funds (Cost $873,122) 1,519,900

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds  2.9%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 140,562 112,552 154,541 98,573,171 98,573
Total Short-Term Investments (Cost $98,573) 98,573
Total Investments in Securities 100.0%
(Cost $2,841,264) $ 3,397,776
Other Assets Less Liabilities (0.0)% (1,411)
Net Assets 100.0% $ 3,396,365
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$36,708 and $36,958, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (41) $ 24 $ 2,463
Dynamic Global Bond Fund  (867) (2,199) 3,847
Emerging Markets Bond Fund  (1,238) 10,675 5,300
Emerging Markets Discovery Stock Fund  1,416 13,660 2,277
Emerging Markets Stock Fund  953 13,057 771
Equity Index 500 Fund  16,524 (591) 981
Floating Rate Fund  (53) (546) 1,672
Growth Stock Fund  30,750 (11,030) 237
Hedged Equity Fund  10,637 5,475 2,100
High Yield Fund  (385) 1,163 4,992
International Bond Fund (USD Hedged)  (1,683) 3,520 5,992
International Stock Fund  8,881 1,731 2,821
International Value Equity Fund  14,202 18,473 4,150
Limited Duration Inflation Focused Bond Fund  (1,774) (2,422) 23,564
Mid-Cap Growth Fund  4,394 (6) 326
Mid-Cap Value Fund  2,390 6,297 959
New Horizons Fund  2,830 1,324 —
New Income Fund  (4,670) 19,055 19,045
Overseas Stock Fund  9,110 14,444 3,197
Real Assets Fund  7,362 28,010 3,879
Small-Cap Stock Fund  2,990 1,900 182
Small-Cap Value Fund  5,118 630 392
U.S. Large-Cap Core Fund  17,388 1,119 1,469
U.S. Treasury Long-Term Index Fund  (7,749) 12,550 2,799
Value Fund  9,693 26,407 3,402
U.S. Treasury Money Fund, 3.76% — — 3,797
Affiliates not held at period end (32) (3) 37
Totals $ 126,146# $ 162,717 $ 100,651+

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $67,868 of the net realized gain (loss).
+ Investment income comprised $100,651 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2010 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F140-054Q3 02/26